GUARANTEES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y M
Income Guarantee
Guarantee Obligations
Guarantee obligation period (in months/years)	12
Commitment period (in years)	3
Income and Revenue Collection Guarantee
Guarantee Obligations
Maximum potential amount of future payments under guarantees	145
Guarantor obligations, current carrying value	106
Revenue Collection Guarantees | Minimum
Guarantee Obligations
Guarantee obligation period (in months/years)	1
Revenue Collection Guarantees | Maximum
Guarantee Obligations
Guarantee obligation period (in months/years)	3
Guaranteed Minimum Rent
Guarantee Obligations
Maximum potential amount of future payments under guarantees	6
Liability for the fair value of guarantees	4
Guarantor obligations, current carrying value	1
Guarantee obligations for recorded liabilities, long term	3